Net Debt - Disclosure of the Net Debt Ratio (Details) $ in Millions	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about hedges [line items]
Gross debt	$ 60,358	$ 62,189		$ 63,230	$ 63,004	$ 61,832	$ 58,300
Debt, net of hedging instruments	61,462			63,405	63,064
Less: cash and cash equivalents	22,185	22,242	$ 25,575	25,586	23,270	23,794	23,484
Net debt	39,277	39,993	37,830	37,819	39,794	38,635	35,513
Equity	$ 101,770		$ 100,224	$ 100,404	$ 98,461		96,843
Net debt ratio	0.278			0.274	0.288
Debt Hedges
Disclosure of detailed information about hedges [line items]
Fair value (asset) liability of hedges related to finance debt	$ 1,104	$ 46		$ 175	$ 60	$ 597	$ 697